Segment reporting - Sales by product line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [abstract]
Sales	$ 2,597,916	$ 1,778,908	$ 1,144,434
Silicon Metal Product Line
Disclosure of products and services [abstract]
Sales	1,116,193	637,695	463,217
Manganese Alloys Product Line
Disclosure of products and services [abstract]
Sales	525,483	469,138	267,469
Ferrosilicon Product Line
Disclosure of products and services [abstract]
Sales	561,539	337,833	176,447
Other Silicon Based Alloys Product Line
Disclosure of products and services [abstract]
Sales	192,409	161,750	126,817
Silica Fume Product Line
Disclosure of products and services [abstract]
Sales	32,290	32,409	25,888
Other Product Lines
Disclosure of products and services [abstract]
Sales	$ 170,002	$ 140,083	$ 84,596